Called-up share capital (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital
The allotted, called up and fully paid share capital at 31 December was as follows:

		2020		2019		2018
Issued	Shares thousand	$ million	Shares thousand	$ million	Shares thousand	$ million
8% cumulative first preference shares of £1 each[a]	7,233	12	7,233	12	7,233	12
9% cumulative second preference shares of £1 each[a]	5,473	9	5,473	9	5,473	9
		21		21		21
Ordinary shares of 25 cents each
At 1 January	21,535,840	5,383	21,525,464	5,381	21,288,193	5,322
Issue of new shares for the scrip dividend programme	—	—	208,927	52	195,305	49
Issue of new shares for employee share-based payment plans	34,000	9	37,400	9	92,168	23
Issue of new shares – other	—	—	—	—	—	—
Repurchase of ordinary share capital	(120,058)	(30)	(235,951)	(59)	(50,202)	(13)
At 31 December	21,449,782	5,362	21,535,840	5,383	21,525,464	5,381
		5,383		5,404		5,402
[a] The nominal amount of 8% cumulative first preference shares and 9% cumulative second preference shares that can be in issue at any time shall not exceed £10,000,000 for each class of preference shares.
Treasury shares[a]

		2020		2019		2018
	Shares thousand	Nominal value $ million	Shares thousand	Nominal value $ million	Shares thousand	Nominal value $ million
At 1 January	1,296,856	323	1,426,265	356	1,482,072	370
Purchases for settlement of employee share plans	—	—	1,118	—	757	—
Issue of new shares for employee share-based payment plans	34,116	9	37,400	9	92,168	23
Shares re-issued for employee share-based payment plans	(143,322)	(36)	(167,927)	(42)	(148,732)	(37)
At 31 December	1,187,650	296	1,296,856	323	1,426,265	356
Of which – shares held in treasury by bp	1,105,157	275	1,163,077	290	1,264,732	316
– shares held in ESOP trusts	82,491	21	133,707	33	161,518	40
– shares held by bp’s US share plan administrator[b]	2	—	72	—	15	—
[a]    See Note 32 for definition of treasury shares.
[b] Held in the form of ADSs to meet the requirements of employee share-based payment plans in the US.